Equity Method Investments - Share of associates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity Method Investments
The Company's share of losses of associates	$ (598)	$ (743)	$ (1,392)
The Company's share of other comprehensive income of associates	20	(86)	55
The Company's share of total comprehensive income of associates	$ (578)	$ (829)	$ (1,337)